                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number: _____
 This Amendment (Check only one.):        [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology Corp.
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   President
Phone:   212-421-2155

Signature, Place, and Date of Signing:

  /s/Seymour L. Goldblatt           New York, New York       February  7, 2003
-------------------------
        [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]   NONE

                            FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  -0-

Form 13F Information Table Entry Total:  111

Form 13F Information Table Value Total:   $425,123
                                          --------
                                         (thousands)

List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

Page 1 of 5                                                       (SEC USE ONLY)

          Item 1:       Item 2:  Item 3:    Item 4:     Item 5:            Item 6:               Item 7:            Item 8:
      Name of Issuer     Title    CUSIP      Fair      Shares of   Investment Discretion        Managers   Voting Authority (Shares)
                          of     Number      Market    Principal                               See Instr.
                         Class               Value      Amount                                      V
                                            (x
                                            $1,000)                          (b)
                                                                          Shared-As    (c)
                                                                     (a)  Defined in  Shared-                   (a)      (b)    (c)
                                                                    Sole   Instr. V   Other                     Sole   Shared   None
3COM CORP                  COM   885535104   13,547   2,925,860 SH    X                                      2,925,860
A D C TELECOMMUNICATN      COM   000886101    2,394   1,145,727 SH    X                                      1,145,727
ACCENTURE LTD              COM   G1150G111    1,295      72,000 SH    X                                         72,000
ACTUATE CORP               COM   00508B102      335     189,100 SH    X                                        189,100
AETHER SYSTEMS INC         COM   00808V105    2,237     594,900 SH    X                                        594,900
ALLOS THERAPEUTIC          COM   019777101    1,609     214,000 SH    X                                        214,000
ALTANA AG                  ADR   02143N103    3,684      80,800 SH    X                                         80,800
AMERICAN MANAGEMENT
 SYSTEMS IN                COM   027352103    3,946     329,100 SH    X                                        329,100
AMERICAN POWER
 CONVERSION INC            COM   029066107    2,289     151,100 SH    X                                        151,100
ANTHEM INC                 COM   03674B104    5,850      93,000 SH    X                                         93,000
APPLIED MOLECULAR
 EVOLUTION                 COM   03823E108       95      46,300 SH    X                                         46,300
ARTISOFT INC               COM   04314L106      581   1,416,300 SH    X                                      1,416,300
ASPECT COMMUNICATIONS      COM   04523Q102    6,076   2,139,450 SH    X                                      2,139,450
AT&T WIRELESS SERVICES     COM   00209A106    2,260     400,000 SH    X                                        400,000
ATI TECHNOLOGIES           COM   001941103    4,156     893,500 SH    X                                        893,500
BEA SYS INC                COM   073325102    5,313     463,200 SH    X                                        463,200
BIOTRANSPLANT INC          COM   09066Y107      548   1,217,900 SH    X                                      1,217,900
BLUECOAT SYSTEMS           COM   09534T508    2,906     739,400 SH    X                                        739,400
BOTTOMLINE TECHNOLOGY      COM   101388106    1,358     224,900 SH    X                                        224,900
CAMBRIDGE HEART INC        COM   131910101      672   1,241,927 SH    X                                      1,241,927
CIENA CORP                 COM   171779101    2,056     400,000 SH    X                                        400,000
CISCO SYSTEMS INC          COM   17275R102    2,361     180,252 SH    X                                        180,252
CITRIX SYS INC             COM   177376100    4,757     386,100 SH    X                                        386,100
COGNOS INC                 COM   19244C109    3,417     145,700 SH    X                                        145,700
COMCAST CORP               COM   20030N200    1,355      60,000 SH    X                                         60,000
COMPUTER TASK GROUP        COM   205477102    1,136     325,500 SH    X                                        325,500
COMTECH TELECOMMUNICAT
 NEW                       COM   205826209    5,481     507,548 SH    X                                        507,548
COMVERSE TECH              COM   205862402    3,908     390,000 SH    X                                        390,000
CORVIS CORP                COM   221009103    3,499   4,928,200 SH    X                                      4,928,200
CSG SYS INTL INC           COM   126349109    5,299     388,200 SH    X                                        388,200
DAVITA INC                 COM   23918K108    2,590     105,000 SH    X                                        105,000
DEPOMED INC                COM   249908104      452     226,080 SH    X                                        226,080
DIAMONDCLUSTER INTL        COM   25278P106    1,032     328,700 SH    X                                        328,700
DOCENT INC                 COM   25608L502    1,204     422,630 SH    X                                        422,630
E PIPHANY INC              COM   26881V100      512     122,700 SH    X                                        122,700

COLUMN TOTAL                                100,210

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

Page 2 of 5                                                       (SEC USE ONLY)

          Item 1:       Item 2:  Item 3:    Item 4:     Item 5:            Item 6:               Item 7:            Item 8:
      Name of Issuer     Title    CUSIP      Fair      Shares of   Investment Discretion        Managers   Voting Authority (Shares)
                          of     Number      Market    Principal                               See Instr.
                         Class               Value      Amount                                      V
                                            (x
                                            $1,000)                          (b)
                                                                          Shared-As    (c)
                                                                     (a)  Defined in  Shared-                   (a)      (b)    (c)
                                                                    Sole   Instr. V   Other                     Sole   Shared   None
EARTHLINK NETWORK INC      COM   270321102    6,915   1,268,800 SH    X                                      1,268,800
ECHOSTAR                   COM   278762109    3,005     135,000 SH    X                                        135,000
ELOYALTY CORP              COM   290151307    2,153     518,800 SH    X                                        518,800
ENREV CORP                 COM     PRIVATE        1      86,226 SH    X                                         86,226
EPICOR SOFTWARE CORP       COM   29426L108    1,321   1,057,139 SH    X                                      1,057,139
EXTREME NETWORKS INC       COM   30226D106    1,030     315,000 SH    X                                        315,000
F5 NETWORKS INC            COM   315616102      451      42,000 SH    X                                         42,000
FLEXTRONICES
 INTERNATIONAL LTD         COM   Y2573F102   10,165   1,241,100 SH    X                                      1,241,100
FOREST LABS INC            COM   345838106    3,339      34,000 SH    X                                         34,000
FOUNDRY NETWORKS INC       COM   35063R100    2,242     318,473 SH    X                                        318,473
GATEWAY INC                COM   367626108    8,688   2,766,800 SH    X                                      2,766,800
GEMSTAR-TV GUIDE INTL      COM   36866W106      650     200,000 SH    X                                        200,000
GIGA INFORMATION GROUP     COM   37517M109      878     701,753 SH    X                                        701,753
GM HUGHES ELECTRONIC       COM   370442832      942      88,000 SH    X                                         88,000
CLASS H
GROUP 1 SOFTWARE INC       COM   39943Y103    2,120     177,400 SH    X                                        177,400
HIFN INC                   COM   428358105    1,642     284,000 SH    X                                        284,000
HYPERION SOLUTIONS CP      COM   44914M104   19,717     768,100 SH    X                                        768,100
IMANAGE INC                COM   45245Y105      455     142,300 SH    X                                        142,300
IMCLONE SYS INC            COM   45245W109   11,470   1,080,000 SH    X                                      1,080,000
INDUS INTL INC             COM   45578L100    2,848   1,736,700 SH    X                                      1,736,700
INTERACTIVE INTELLIGEN     COM   45839M103    3,342   1,285,400 SH    X                                      1,285,400
INTERWOVEN INC             COM   46114T102    5,206   2,002,500 SH    X                                      2,002,500
JUPITERMEDIA CORP          COM   48207D101    1,477     593,000 SH    X                                        593,000
KEYNOTE SYS INC            COM   493308100    1,580     204,700 SH    X                                        204,700
KOSAN BIOSCIENCES INC      COM   50064W107    2,531     417,000 SH    X                                        417,000
LIBERTY MEDIA CORP         COM   530718105    3,129     350,000 SH    X                                        350,000
LOOKSMART LTD              COM   543442107    2,102     847,500 SH    X                                        847,500
MANUGISTICS GROUP INC      COM   565011103    3,921   1,633,600 SH    X                                      1,633,600
MAXTOR CORP                COM   577729205   19,358   3,825,708 SH    X                                      3,825,708
META GROUP INC             COM   591002100      583     284,600 SH    X                                        284,600
MID-ATLANTIC MEDICAL
 SERVICES                  COM   59523C107    2,190      67,600 SH    X                                         67,600
MRO SOFTWARE               COM   55347W105      350      28,800 SH    X                                         28,800
MULTEX.COM                 COM   625367107    2,543     605,500 SH    X                                        605,500
NABI BIOPHARMACEUTICALS    COM   629519109    1,304     210,333 SH    X                                        210,333
NEOPHARM INC               COM   640919106    8,111     799,880 SH    X                                        799,880
NETWORKS ASSOCS INC        COM   640938106    7,369     458,000 SH    X                                        458,000

COLUMN TOTAL                                145,128

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

Page 3 of 5                                                       (SEC USE ONLY)

          Item 1:       Item 2:  Item 3:    Item 4:     Item 5:            Item 6:               Item 7:            Item 8:
      Name of Issuer     Title    CUSIP      Fair      Shares of   Investment Discretion        Managers   Voting Authority (Shares)
                          of     Number      Market    Principal                               See Instr.
                         Class               Value      Amount                                      V
                                            (x
                                            $1,000)                          (b)
                                                                          Shared-As    (c)
                                                                     (a)  Defined in  Shared-                   (a)      (b)    (c)
                                                                    Sole   Instr. V   Other                     Sole   Shared   None
NEW FOCUS INC              COM   644383101    2,086     543,300 SH    X                                        543,300
PEGASUS SATELLITE
 COMMUNICATIO              COM   705904100    2,738   2,089,900 SH    X                                      2,089,900
PEOPLESOFT INC             COM   712713106      719      39,300 SH    X                                         39,300
PINNACOR INC               COM   723487104      311     255,000 SH    X                                        255,000
PRICELINE.COM              COM   741503106      931     582,000 SH    X                                        582,000
QAD INC                    COM   74727D108    1,107     324,500 SH    X                                        324,500
QLT INC                    COM   746927102    2,970     347,800 SH    X                                        347,800
QUEST SOFTWARE INC         COM   74834T103      969      94,000 SH    X                                         94,000
QUOVADX INC                COM   74913K106      756     312,400 SH    X                                        312,400
RADIOSHACK CORP            COM   750438103    8,339     445,000 SH    X                                        445,000
RATIONAL SOFTWARE CORP     COM   75409P202    6,244     601,000 SH    X                                        601,000
REGISTER COM               COM   75914G101    2,883     640,700 SH    X                                        640,700
RESONATE INC               COM   76115Q104    1,199     677,300 SH    X                                        677,300
RIVERSTONE NETWORKS        COM   769320102    2,579   1,216,700 SH    X                                      1,216,700
S1 CORPORATION             COM   78463B101   16,269   3,647,800 SH    X                                      3,647,800
SANMINA-SCI CORP           COM   800907107   15,659   3,487,616 SH    X                                      3,487,616
SAPIENT CORP               COM   803062108    1,245     607,100 SH    X                                        607,100
SEAGATE TECHNOLOGY
 HOLDINGS                  COM   G7945J104    5,365     500,000 SH    X                                        500,000
SIEBEL SYS INC             COM   826170102    6,348     857,800 SH    X                                        857,800
SOLECTRON CORP             COM   834182107   19,994   5,632,171 SH    X                                      5,632,171
SONUS PHARMACEUTICALS
 INC                       COM   835692104      471     221,950 SH    X                                        221,950
STARBASE COMMON -
 WORLD WEB SE              PFD     PRIVATE       20   2,000,000 SH    X                                      2,000,000
STORAGENETWORKS INC        COM   86211E103    1,625   1,400,500 SH    X                                      1,400,500
SYCAMORE NETWORKS INC      COM   871206108   14,018   4,850,400 SH    X                                      4,850,400
SYMBOL TECHNOLOGIES        COM   871508107    6,494     790,000 SH    X                                        790,000
TAKE TWO INTERACTIVE
 SOFTWARE                  COM   874054109    1,174      50,000 SH    X                                         50,000
TECHNOLOGY SOLUTIONS CO    COM   87872T108    3,994   3,664,100 SH    X                                      3,664,100
TELIK INC                  COM   87959M109    1,431     122,700 SH    X                                        122,700
TELLABS INC                COM   879664100    2,690     370,000 SH    X                                        370,000
TRIAD HOSPITALS INC        COM   89579K109    1,966      65,900 SH    X                                         65,900

COLUMN TOTAL                                132,594

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

Page 4 of 5                                                       (SEC USE ONLY)

          Item 1:       Item 2:  Item 3:    Item 4:     Item 5:            Item 6:               Item 7:            Item 8:
      Name of Issuer     Title    CUSIP      Fair      Shares of   Investment Discretion        Managers   Voting Authority (Shares)
                          of     Number      Market    Principal                               See Instr.
                         Class               Value      Amount                                      V
                                            (x
                                            $1,000)                          (b)
                                                                          Shared-As    (c)
                                                                     (a)  Defined in  Shared-                   (a)      (b)    (c)
                                                                    Sole   Instr. V   Other                     Sole   Shared   None
TUMBLEWEED COMMUNICTNS
 CORP                      COM   899690101    2,982   1,922,800 SH    X                                      1,922,800
TURNSTONE SYSTEMS          COM   900423104    3,799   1,406,900 SH    X                                      1,406,900
ULTICOM                    COM   903844108    1,842     245,929 SH    X                                        245,929
VALUECLICK INC             COM   92046N102      697     250,000 SH    X                                        250,000
VERITAS SOFTWARE CORP      COM   923436109    2,237     143,200 SH    X                                        143,200
VIGNETTE CORP              COM   926734104    6,807   5,547,800 SH    X                                      5,547,800
VITESSE SEMICONDUCTOR
 CORP                      COM   928497106      104      47,490 SH    X                                         47,490
WESTERN DIGITAL CORP       COM   958102105   26,400   4,131,400 SH    X                                      4,131,400
XMSATELLITE RADIO
 HOLDINGS                  COM   983759100    2,313     860,000 SH    X                                        860,000







COLUMN TOTAL                                 47,181

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.

Page 5 of 5                                                       (SEC USE ONLY)

          Item 1:       Item 2:  Item 3:    Item 4:     Item 5:            Item 6:               Item 7:            Item 8:
      Name of Issuer     Title    CUSIP      Fair      Shares of   Investment Discretion        Managers   Voting Authority (Shares)
                          of     Number      Market    Principal                               See Instr.
                         Class               Value      Amount                                      V
                                            (x
                                            $1,000)                          (b)
                                                                          Shared-As    (c)
                                                                     (a)  Defined in  Shared-                   (a)      (b)    (c)
                                                                    Sole   Instr. V   Other                     Sole   Shared   None
NORTEL NETWORKS            COM   656568102       10     5,954 SH      X                                        5,954

COLUMN TOTAL                                     10

GRAND TOTAL                                 425,123